Vessels, net and Advances for vessel acquisition (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Vessels, net - Consolidated Statement of Financial Position

	Vessels cost	Vessels depreciation	Dry docking costs	Depreciation of dry-docking costs	Net Book Value
Balance at January 1, 2022	233,738	(107,776)	15,927	(11,165)	130,724
Additions	176	—	142	—	318
Depreciation & Amortization	—	(2,635)	—	(2,053)	(4,688)
Balance at June 30, 2022	233,914	(110,411)	16,069	(13,218)	126,354

Vessels, net - Consolidated Statement of Comprehensive Income/ (loss)

For the period ended June 30, 2022
Vessels depreciation	2,635
Depreciation on office furniture and equipment	20
Depreciation of right of use asset	171
Total	2,826